Note 6 - Stockholders' Equity (Details Textual) - USD ($)				7 Months Ended	12 Months Ended
	Jan. 26, 2016	Oct. 15, 2015	Oct. 14, 2015	Dec. 31, 2014	Dec. 31, 2015	Jun. 30, 2016	Oct. 20, 2015	Oct. 19, 2015	Oct. 02, 2015
Directors and Officers [Member]
Common Stock, Par or Stated Value Per Share				$ 0.0001
Stock Issued During Period, Shares, New Issues				20,000,000
Common Stock, Discount on Shares, During the Period				$ 2,000
Chief Executive Officer [Member]
Stock Issued During Period, Shares, New Issues	200,000,000	20,000,000
Common Stock, Discount on Shares, During the Period		$ 2,000
Change in Control [Member] | Common Stock [Member]
Stock Redeemed or Called During Period, Shares			19,500,000
Change in Control [Member]
Common Stock, Shares, Outstanding			20,000,000
Common Stock [Member]
Stock Issued During Period, Shares, New Issues				20,000,000	20,000,000
Stock Redeemed or Called During Period, Shares					19,500,000
Preferred Stock, Shares Issued				0	0	0
Preferred Stock, Shares Outstanding				0	0	0
Common Stock, Shares Authorized				500,000,000	500,000,000	500,000,000	500,000,000	100,000,000
Common Stock, Par or Stated Value Per Share				$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized				20,000,000	20,000,000	20,000,000			20,000,000
Preferred Stock, Par or Stated Value Per Share				$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common Stock, Discount on Shares, During the Period				$ 0	$ 50
Common Stock, Shares, Outstanding				20,000,000	20,500,000	247,207,994